Note 13 - Benefit Plans (Detail) - Fair Value Assumptions for Stock Options (USD $)	12 Months Ended
Dec. 31, 2010
Dividends per share	0.00%
Risk-free interest rate	2.15%
Expected life of options (years)	5 years
Weighted-average volatility	42.62%
Weighted-average fair value of options granted during year (in Dollars per share)	$ 2.04